REVENUE - Market Risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
US Dollar gold price sensitivity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	20.00%
US Dollar gold price sensitivity [member] | Percentage decrease [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R (1,053.8)	R (837.0)	R (552.4)
Percentage of reasonably possible change, market risk	20.00%	20.00%	20.00%
US Dollar gold price sensitivity [member] | Percentage increase [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R 1,053.8	R 837.0	R 552.4
Percentage of reasonably possible change, market risk	20.00%	20.00%	20.00%
Rand to US Dollar exchange rate sensitivity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	20.00%
Rand to US Dollar exchange rate sensitivity [member] | Percentage decrease [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R (1,053.8)	R (837.0)	R (552.4)
Percentage of reasonably possible change, market risk	20.00%	20.00%	20.00%
Rand to US Dollar exchange rate sensitivity [member] | Percentage increase [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R 1,053.8	R 837.0	R 552.4
Percentage of reasonably possible change, market risk	20.00%	20.00%	20.00%